STOCK-BASED COMPENSATION - Narrative (Details) - Q1 - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 21, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding		2,503	2,503	1,232
Outstanding, intrinsic value		$ 0	$ 0
Unrecognized compensation cost		$ 350	$ 424
Stock options
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation, weighted average amortization period (in years)		2 years 8 months 19 days	2 years 10 months 24 days
2015 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares outstanding	982
2015 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)			10 years
A&R 2918 Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of additional shares authorized	1,856
Number of shares authorized	2,381	2,503	2,503
Common shares reserved for future awards (in shares)		4,367
Maximum increase in shares reserved for issuance as a percentage of aggregate common stock outstanding		4.00%	4.00%
A&R 2918 Plan | Stock options | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock awards, contractual life (in years)		10 years	10 years